Trade and Other Payables (Tables)	12 Months Ended
Mar. 31, 2018
Trade and other payables [abstract]
Schedule of Trade and Other Payables
	As At March 31
	2018	2017
	(in thousands)
Trade accounts payable	$16,886	$12,142
Accruals and other payables (includes creditors for content assets of $19,809 (2017: $71,983)	31,955	83,405
Deferred revenue	10,642	7,131
Accrued interest	2,546	2,862
Value added taxes and other taxes payable	10,113	14,542
	$72,142	$120,082